EQUIPMENT	12 Months Ended
Jan. 31, 2012
EQUIPMENT [Text Block]

NOTE 3 – EQUIPMENT

	January 31, 2012
		Accumulated	Net Book
	Cost	Depreciation	Value

Buildings	$294,961	$-	$294,961
Equipment	155,376	39,960	115,416
Furniture and fixtures	19,185	6,676	12,509
Computer equipment	45,829	20,779	25,050
	$515,351	$67,415	$447,936

No amortization has been recorded on the buildings as construction had not been completed as at January 31, 2012.

	January 31, 2011
		Accumulated	Net Book
	Cost	Depreciation	Value

Equipment	$107,560	$21,465	$86,095
Furniture and fixtures	10,829	4,365	6,464
Computer equipment	33,280	11,958	21,322
	$151,669	$37,788	$113,881